Commitments and Contingencies - Lease Commitments (Table) (Details)	12 Months Ended
Dec. 31, 2014
M/V Archimidis
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	3+2+1+1 TC
Commencement of Charter	11/2012
Charterer	Maersk
Gross Daily Hire Rate (Without Profit Sharing)	$34.0
M/V Agamemnon
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	3.2+2+1+1 TC
Commencement of Charter	06/2012
Charterer	Maersk
Gross Daily Hire Rate (Without Profit Sharing)	$34.0
M/T Amoureux
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1 TC
Commencement of Charter	1/2014
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$24.0
M/T Aias
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1TC
Commencement of Charter	12/2013
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$24.0
M/T Atlantas (M/T British Ensign)
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	5+3+2+1 BC
Commencement of Charter	04/2006
Charterer	BP
Gross Daily Hire Rate (Without Profit Sharing)	$15.2 (5y) $13.5(3y) $6.8(2y)
M/T Aktoras (M/T British Envoy)
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	5+3+1.5+1 BC
Commencement of Charter	07/2006
Charterer	BP
Gross Daily Hire Rate (Without Profit Sharing)	$15.2(5y) $13.5(3y) $7.0(1.5y)
M/V Cape Agamemnon
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	10 TC
Commencement of Charter	07/2010
Charterer	COSCO Bulk
Gross Daily Hire Rate (Without Profit Sharing)	$42.2
M/T Agisilaos
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1+1 TC
Commencement of Charter	09/2014
Charterer	CMTC
Gross Daily Hire Rate (Without Profit Sharing)	$14.3
M/T Arionas
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1.2 TC
Commencement of Charter	12/2014
Charterer	CMTC
Gross Daily Hire Rate (Without Profit Sharing)	$15.0
M/T Aiolos (M/T British Emissary)
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	5+3+2+1 BC
Commencement of Charter	03/2007
Charterer	BP
Gross Daily Hire Rate (Without Profit Sharing)	$15.2(5y) $13.5(3y) $7.0(2y)
M/T Avax
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1+1 TC
Commencement of Charter	09/2014
Charterer	CMTC
Gross Daily Hire Rate (Without Profit Sharing)	$14.8
M/T Axios
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1 TC
Commencement of Charter	07/2014
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$14.8
M/T Alkiviadis
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1+1 TC
Commencement of Charter	09/2014
Charterer	Chartering and Shipping Services SA ( "CSSA")
Gross Daily Hire Rate (Without Profit Sharing)	$14.1
M/T Assos
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1+1 TC
Commencement of Charter	06/2014
Charterer	CMTC
Gross Daily Hire Rate (Without Profit Sharing)	$14.8
M/T Atrotos
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1+1 TC
Commencement of Charter	05/2014
Charterer	CMTC
Gross Daily Hire Rate (Without Profit Sharing)	$14.8
M/T Akeraios
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1.5 TC
Commencement of Charter	07/2013
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$15.0
M/T Anemos I
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1.2 TC
Commencement of Charter	12/2013
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$14.9
M/T Apostolos
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1.2 TC
Commencement of Charter	10/2013
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$14.9
M/T Alexandros II (M/T Overseas Serifos)
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	5 BC 5 BC
Commencement of Charter	01/2008 05/2013
Charterer	OSG
Gross Daily Hire Rate (Without Profit Sharing)	$13.0 $6.3
M/T Aristotelis II (M/T Overseas Sifnos)
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	5 BC 5 BC
Commencement of Charter	06/2008 03/2013
Charterer	OSG
Gross Daily Hire Rate (Without Profit Sharing)	$13.0 $6.3
M/T Aris II (M/T Overseas Kimolos)
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	5 BC 5 BC
Commencement of Charter	08/2008 03/2013
Charterer	OSG
Gross Daily Hire Rate (Without Profit Sharing)	$13.0 $6.3
M/T Aristotelis
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1.5 TC
Commencement of Charter	12/2013
Charterer	CMTC
Profit Sharing	50/50
Gross Daily Hire Rate (Without Profit Sharing)	$17.0
M/T Ayrton II
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1.5 TC
Commencement of Charter	04/2014
Charterer	Engen Petroleum Ltd
Gross Daily Hire Rate (Without Profit Sharing)	$15.4
M/T Amore Mio II
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	1 TC
Commencement of Charter	12/2013
Charterer	CMTC
Gross Daily Hire Rate (Without Profit Sharing)	$17.0
M/T Miltiadis M II
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	2+ 0.5 TC
Commencement of Charter	09/2012
Charterer	Subtec, S.A. de C.V.
Gross Daily Hire Rate (Without Profit Sharing)	$23.2 (2y) $28 (0.5y)
M/V Hyundai Prestige
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	12 TC
Commencement of Charter	02/2013
Charterer	HMM
Gross Daily Hire Rate (Without Profit Sharing)	$29,4
M/V Hyundai Premium
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	12 TC
Commencement of Charter	03/2013
Charterer	HMM
Gross Daily Hire Rate (Without Profit Sharing)	$29.4
M/V Hyundai Paramount
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	12 TC
Commencement of Charter	04/2013
Charterer	HMM
Gross Daily Hire Rate (Without Profit Sharing)	$29.4
M/V Hyundai Privilege
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	12 TC
Commencement of Charter	05/2013
Charterer	HMM
Gross Daily Hire Rate (Without Profit Sharing)	$29.4
M/V Hyundai Platinum
Property Plant And Equipment [Line Items]
Time Charter ("TC") / Bare Boat Charter (BC) (Years)	12 TC
Commencement of Charter	06/2013
Charterer	HMM
Gross Daily Hire Rate (Without Profit Sharing)	$29.4